Vessels - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Abstract]
Capitalized interest costs to vessels	$ 2,644,000	$ 2,493,000